Dear Shareholder:

The Victory Fund for Income Prospectus is being revised to reflect changes in certain sales charge exemptions. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Fund for Income

                       Supplement dated December 22, 1999
                     To the Prospectus dated March 29, 1999

1. On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              1.75%                1.78%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            1.50%                1.52%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            1.25%                1.27%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            1.00%                1.01%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if shares are redeemed in the first year after purchase, or at 0.50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

2. On page 9, delete items 4c and 4f, replace them with the following, and add item 4g:

        "4.  Waivers for certain investors:

        c. Investors in Class A Shares who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

        f. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

        g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.

                                   VF-FFI-SUP2

Dear Shareholder:

The Victory Lakefront Prospectus is being revised to reflect changes in certain sales charge exemptions. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Lakefront Fund

                       Supplement dated December 22, 1999
                      To the Prospectus dated March 1, 1999
                          As Supplemented June 30, 1999

1. On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      5.75%                6.10%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              4.50%                4.71%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            3.50%                3.63%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            2.50%                2.56%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged to the shareholder if any shares are redeemed in the first year after purchase, or at 0.50% within two years of purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

2. On page 9, delete items 4c and 4f, replace them with the following, and add item 4g:

        "4.  Waivers for certain investors:

        c. Investors in Class A Shares who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

        f. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

        g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.

                                   VF-VLF-SUP5

Dear Shareholder:

The Victory Small Company Opportunity Fund Prospectus is being revised to reflect changes in certain sales charge exemptions. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                         Small Company Opportunity Fund

                       Supplement dated December 22, 1999
                     To the Prospectus dated March 29, 1999
                          As Supplemented July 28, 1999

On page 8, under "Investing with Victory," in the "Calculation of Sales Charges" section, replace the table and footnote with the following:

      ---------------------------- ------------------ ----------------------
                                    Sales Charge as    Sales Charge as a %
      Your Investment in the Fund   a % of Offering    of Your Investment
                                         Price
      ---------------------------- ------------------ ----------------------
      Up to $49,999                      5.75%                6.10%
      ---------------------------- ------------------ ----------------------
      $50,000 up to $99,999              4.50%                4.71%
      ---------------------------- ------------------ ----------------------
      $100,000 up to $249,999            3.50%                3.63%
      ---------------------------- ------------------ ----------------------
      $250,000 up to $499,999            2.50%                2.56%
      ---------------------------- ------------------ ----------------------
      $500,000 up to $999,999            2.00%                2.04%
      ---------------------------- ------------------ ----------------------
      $1,000,000 and above*              0.00%                0.00%
      ---------------------------- ------------------ ----------------------

        *Except as indicated in the last sentence of this note, there is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged to the shareholder if any shares are redeemed in the first year after purchase, or at 0.50% on shares sold within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. The initial sales charge exemption for investments of $1 million or more does not apply to tax-deferred retirement accounts (except IRA accounts); the sales charge on investments by such tax-deferred retirement accounts of $1 million or more is the same as for investments between $500,000 and $999,999.

2. On page 9, delete items 4c and 4f, replace them with the following, and add item 4g:

        "4.  Waivers for certain investors:

        c. Investors in Class A Shares who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

        f. Purchase of shares in connection with financial institution sponsored bundled omnibus retirement programs sponsored by financial institutions that have entered into agreements with the Funds' Distributor in connection with the operational requirements of such programs.

        g. Participants in tax-deferred retirement plans who purchased shares pursuant to waiver provisions in effect prior to December 15, 1999."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND.


                                   VF-SGF-SUP3